OTHER NON-CURRENT ASSESTS - Additional Information (Details) - Commercial Real Estate Portfolio Segment [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Loans receivable face value	¥ 50,000
Loan receivable maturity	3 years
Loan receivable contractual interest rate	20.00%